Annual Fund Operating Expenses	Sep. 30, 2022
Prospectus #1 | Calvert Growth Allocation Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses (1)	0.50%	[1]
Total Annual Fund Operating Expenses	0.94%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.93%
Prospectus #1 | Calvert Growth Allocation Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses (1)	0.50%	[1]
Total Annual Fund Operating Expenses	1.69%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.68%
Prospectus #1 | Calvert Growth Allocation Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses (1)	0.50%	[1]
Total Annual Fund Operating Expenses	0.69%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.68%
Prospectus #1 | Calvert Growth Allocation Fund | Class R6
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses (1)	0.50%	[1]
Total Annual Fund Operating Expenses	0.65%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.64%
Prospectus #1 | Calvert Conservative Allocation Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.50%	[2]
Total Annual Fund Operating Expenses	0.91%
Prospectus #1 | Calvert Conservative Allocation Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.50%	[2]
Total Annual Fund Operating Expenses	1.66%
Prospectus #1 | Calvert Conservative Allocation Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.50%	[2]
Total Annual Fund Operating Expenses	0.66%
Prospectus #1 | Calvert Conservative Allocation Fund | Class R6
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses (1)	0.50%	[2]
Total Annual Fund Operating Expenses	0.61%
Prospectus #1 | Calvert Moderate Allocation Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses (1)	0.50%	[3]
Total Annual Fund Operating Expenses	0.90%
Prospectus #1 | Calvert Moderate Allocation Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses (1)	0.50%	[3]
Total Annual Fund Operating Expenses	1.65%
Prospectus #1 | Calvert Moderate Allocation Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses (1)	0.50%	[3]
Total Annual Fund Operating Expenses	0.65%
Prospectus #1 | Calvert Moderate Allocation Fund | Class R6
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses (1)	0.50%	[3]
Total Annual Fund Operating Expenses	0.59%
Prospectus #2 | Calvert Balanced Fund | Class A
Operating Expenses:
Management Fees	0.51%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.91%
Prospectus #2 | Calvert Balanced Fund | Class C
Operating Expenses:
Management Fees	0.51%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.67%
Prospectus #2 | Calvert Balanced Fund | Class I
Operating Expenses:
Management Fees	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.67%
Prospectus #2 | Calvert Balanced Fund | Class R6
Operating Expenses:
Management Fees	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.61%
Prospectus #2 | Calvert Equity Fund | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.91%
Prospectus #2 | Calvert Equity Fund | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.65%
Prospectus #2 | Calvert Equity Fund | Class I
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.65%
Prospectus #2 | Calvert Equity Fund | Class R6
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.59%
Prospectus #2 | Calvert Focused Value Fund | Class A
Operating Expenses:
Management Fees	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	4.22%	[4]
Total Annual Fund Operating Expenses	5.09%
Less Fee Waiver and/or Expense Reimbursement (1)	(4.10%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.99%
Prospectus #2 | Calvert Focused Value Fund | Class C
Operating Expenses:
Management Fees	0.62%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	4.22%	[4]
Total Annual Fund Operating Expenses	5.84%
Less Fee Waiver and/or Expense Reimbursement (1)	(4.10%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.74%
Prospectus #2 | Calvert Focused Value Fund | Class I
Operating Expenses:
Management Fees	0.62%
Distribution and Service (12b-1) Fees	none
Other Expenses	4.22%	[4]
Total Annual Fund Operating Expenses	4.84%
Less Fee Waiver and/or Expense Reimbursement (1)	(4.10%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.74%
Prospectus #2 | Calvert Focused Value Fund | Class R6
Operating Expenses:
Management Fees	0.62%
Distribution and Service (12b-1) Fees	none
Other Expenses	4.22%	[4]
Total Annual Fund Operating Expenses	4.84%
Less Fee Waiver and/or Expense Reimbursement (1)	(4.10%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.74%
Prospectus #3 | Calvert Bond Fund | Class A
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.02%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.73%
Prospectus #3 | Calvert Bond Fund | Class C
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.55%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.02%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.53%
Prospectus #3 | Calvert Bond Fund | Class I
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.55%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.02%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.53%
Prospectus #3 | Calvert Bond Fund | Class R6
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.02%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.46%

[1]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.01% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.
[2]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.03% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.
[3]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.02% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.
[4]	Based on estimates for the current fiscal year.
[5]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.74% for Class I shares and 0.74% for Class R6 shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[6]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.73% for Class A shares, 1.53% for Class C shares, 0.53% for Class I shares and 0.46% for Class R6 shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.